Mainland China Employee Contribution Plan - Additional Information (Detail) (PRC) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Multiemployer Plans [Line Items]
Total expense for defined contribution plan	$ 14,553	88,102	45,934	29,015